EARNINGS PER SHARE (Details Textual)	3 Months Ended		6 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	0	457,000	0	457,000